Securities	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of securities were as follows:

	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$70,015	$1,293	$(3)	$71,305
Corporate obligations	4,097	3	-	4,100
Mortgage-backed securities-
government sponsored entities	135,646	238	(1,084)	134,800
Total debt securities	$209,758	$1,534	$(1,087)	$210,205

	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$99,218	$385	$(1,990)	$97,613
Corporate obligations	8,896	-	(256)	8,640
Mortgage-backed securities-
government sponsored entities	142,197	25	(5,198)	137,024
Total debt securities	$250,311	$410	$(7,444)	$243,277

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by security type and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$1,296	$(2)	$481	$(1)	$1,777	$(3)
Mortgage-backed securities-government sponsored entities	32,415	(241)	61,096	(843)	93,511	(1,084)
	$33,711	$(243)	$61,577	$(844)	$95,288	$(1,087)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$19,140	$(390)	$56,740	$(1,600)	$75,880	$(1,990)
Corporate obligations	2,045	(21)	6,595	(235)	8,640	(256)
Mortgage-backed securities-government sponsored entities	8,444	(22)	122,950	(5,176)	131,394	(5,198)
	$29,629	$(433)	$186,285	$(7,011)	$215,914	$(7,444)

The Company has 33 debt securities in the less than twelve month category and 57 debt securities in the twelve months or more category as of December 31, 2019.  In management’s opinion, the unrealized losses on securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2019.  Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of debt securities as of December 31, 2019 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$4,252	$4,264
Due after one year through five years	14,048	14,087
Due after five years through ten years	28,259	28,413
Due after ten years	27,553	28,641
	74,112	75,405

Mortgage-backed securities - government sponsored entities	135,646	134,800
	$209,758	$210,205

 Gross realized gains and gross realized losses on sales of securities available for sale were $254,000 and $0, respectively, in 2019, compared to $213,000 and $0, respectively, in 2018. The proceeds from the sales of securities totaled $27,247,000 and $17,745,000 for the years ended December 31, 2019 and 2018, respectively.

Securities with a carrying value of $157,233,000 and $193,918,000 at December 31, 2019 and 2018, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law.